Summary of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
Basis of Financial Statements	Basis of Financial Statements The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and all majority-owned subsidiaries. The accounts of certain consolidated subsidiaries that have December 31 fiscal year-ends have been included in the March 31 consolidated financial statements. The accounts of variable interest entity ("VIE") are included in the consolidated financial statements, as applicable.

The Company is involved with a VIE which engages in farming by water culture. The VIE has been consolidated since the Company is the primary beneficiary. Total assets of the VIE at March 31, 2011 and 2010 were ¥199 million and ¥219 million, respectively. There are no restrictions on the use of the VIE's assets. Also, the creditors or beneficial interest holders of the consolidated VIE have no recourse to the general credit of the Company.

The Company is not a primary beneficiary of the unconsolidated VIEs and does not hold any significant variable interests in these VIEs.

Intercompany items have been eliminated in consolidation.

Investments in affiliates in which the Company has the ability to exercise significant influence over their operating and financial policies, but where the Company does not have a controlling financial interest are accounted for using the equity method.

Use of Estimates

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts and related disclosures. Significant estimates and assumptions are used primarily in the area of inventory valuation, impairment of investments, collectability of notes and receivables, impairment of long-lived assets, product warranties, accruals for employee retirement and pension plans, valuation allowance for deferred tax assets, uncertain tax positions, revenue recognition for long-term contracts, and loss contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The assets and liabilities of foreign subsidiaries, using the local currency as their functional currency, are translated to Japanese yen based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive income (loss). Revenues and expenses are translated into Japanese yen using the average exchange rates prevailing for each period presented.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Time deposits with original maturities of three months or less amounting to ¥28,907 million, ¥24,230 million, and ¥4,022 million, respectively, were included in cash and cash equivalents at March 31, 2011, 2010, and 2009. The restricted cash, which is pledged as collateral and receipt as advance payment for public works, is not included in cash and cash equivalents but included in other current assets and amounted to ¥925 million, ¥573 million, and ¥566 million at March 31, 2011, 2010, and 2009, respectively.

Inventories	Inventories Inventories are stated at the lower of cost or market. Cost is determined by the average-cost method.
Investments

Investments

The Company classifies all its marketable equity securities as available-for-sale and carries them at fair value with a corresponding recognition of the net unrealized holding gains or losses (net of tax) as an item of other comprehensive income (loss) in equity. The fair values of those securities are determined based on quoted market prices.

Gains and losses on sales of available-for-sale securities as well as other nonmarketable equity securities which are carried at cost are computed on the average-cost method. When a decline in a value of the marketable security is deemed to be other-than -temporary, the Company recognizes an impairment loss to the extent of the decline. In determining if and when such a decline in value is other than temporary, the Company evaluates the extent to which cost exceeds market value, the duration of market declines, and other key measures. Other non-marketable securities are stated at cost and reviewed periodically for impairment.

Allowance for Doubtful Accounts and Credit Losses

Allowance for Doubtful Accounts and Credit Losses

The Company provides an allowance for doubtful receivables. The allowance for doubtful receivables is determined on the basis of the collection status of receivables, historical credit loss experience, economic trends, customer's ability to repay, and collateral values. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation expenses related to manufacturing activities are included in cost of revenues, and the other depreciation expenses are classified in selling, general, and administrative expenses. Depreciation of those assets is principally computed using the declining-balance method based on the estimated useful lives of the assets. The estimated useful lives range from 10 to 50 years for buildings and from 2 to 14 years for machinery and equipment.

Long-Lived Assets

Long-Lived Assets

The Company evaluates long-lived assets to be held and used for impairment using an estimate of undiscounted cash flows whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the estimate of undiscounted cash flows is less than the carrying amount of the assets, an impairment loss is recorded based on the fair value of the assets. The Company evaluates long-lived assets to be disposed of by sale at the lower of carrying amount or fair value less cost to sell.

Retirement and Pension Plans

Retirement and Pension Plans

The funded status of the Company's defined benefit pension plans and severance indemnity plans are recognized as an asset or a liability in the consolidated balance sheets with a corresponding adjustment to pension liability adjustment in accumulated other comprehensive income (loss), net of tax. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at March 31, the measurement date.

The Company amortizes the prior service costs (benefits) due to the amendments of the benefit plans over the average remaining service period of the participants at the time of amendments. The Company recognizes any net actuarial gains and losses in excess of 20% of the larger of the projected benefit obligation or plan assets in the year following the year in which such gains and losses were incurred, while the portion between10% and 20% is amortized over the average participants' remaining service period.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are computed based on the differences between the financial statement and the income tax bases of assets and liabilities and tax loss and other carry forwards using the enacted tax rate. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that management believes will more likely than not be realized.

The Company recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Sales Tax	Sales Tax Revenues are presented exclusive of sales tax.
Revenue Recognition

Revenue Recognition

The Company recognizes revenue related to product sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. The Company records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions, and volume-based rebates.

The sales of environmental and other plant and equipment are recorded when the installation of plant and equipment is completed and accepted by the customer for short-term contracts, and recorded under the percentage-of-completion method of accounting for long-term contracts. (See Note 9. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS.) Estimated losses on sales contracts are charged to income in the period in which they are identified. The percentages of revenues to consolidated revenues for the years ended March 31, 2011, 2010, and 2009 that pertain to long-term contracts were 2.2%, 2.1%, and 1.9%, respectively.

Finance income is recognized over the terms of the receivables using the interest method.

Research and Development and Advertising	Research and Development and Advertising Research and development and advertising costs are expensed as incurred.
Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs are included in selling, general, and administrative expenses.
Expense from the Payments for Health Hazard of Asbestos

Expense from the Payments for Health Hazard of Asbestos

The Company expenses payments to certain residents who lived near the Company's plant and current and former employees when the Company determines that a payment is warranted based on the medical condition of the individual concerned and in accordance with the Company's policies and procedures.

The Company also accrues an estimated loss from asbestos-related matters by a charge to income if both of the following conditions are met:

(a)	It is probable that a liability has been incurred at the date of financial statements.

(b)	The amount of loss can be reasonably estimated.

(See Note 18. COMMITMENTS AND CONTINGENCIES.)

Derivative Financial Instruments

Derivative Financial Instruments

All derivatives are recognized in the consolidated balance sheets at fair value and are reported in other current assets, other assets, other current liabilities, or other long-term liabilities.

On the date the derivative contract is entered into, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge).

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions. The Company considers its hedges to be highly effective in offsetting changes in cash flows of hedged items, because the currency, index of interest rates, amount, and terms of the derivatives correspond to those of the hedged items in accordance with the Company's policy.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

The Company also uses derivatives not designated as cash flow hedges in certain relationships for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Value Measurement

Fair Value Measurement

Certain assets and liabilities that fall within the scope of the fair value measurements are classified into three levels.

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3	–	Unobservable inputs for the assets or liabilities. These are measured using entity's own assumptions and inputs that are reasonably available or inputs many market participants use with reasonable confidence because observable inputs are not available due to lack of similar assets or liabilities in active markets or inappropriate market price by a decline of liquidity.

Securitization of Receivables

Securitization of Receivables

The Company sold trade receivables to investors through independent securitization trusts until the year ended March 31, 2009. At the time the receivables are sold to the securitization trusts, the balances are removed from the consolidated balance sheets of the Company. The investment in the sold receivables pool is allocated between the portion sold and the portion retained based on their relative fair values on the date of sale. The gain or loss for each qualifying sale of receivables is determined based on book value allocated to the portion sold. If forecasted future cash flows result in an other-than-temporary decline in the fair value of the retained interests, then an impairment loss is recognized to the extent that the fair value is less than the carrying amount. Such losses would be included in the consolidated statements of income. The Company estimates fair value based on the present value of expected future cash flows less credit losses.

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share is computed by dividing net income attributable to Kubota Corporation by the weighted-average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2011, 2010, and 2009 was 1,271,778,025, 1,271,985,454 and 1,275,574,702, respectively. There were no potentially dilutive shares outstanding for the years ended March 31, 2011, 2010, and 2009.

New Accounting Standards

New Accounting Standards

In June 2009, the Financial Accounting Standards Board ("FASB") issued a new accounting standard related to improvements to financial reporting by enterprises involved with VIE. This standard requires an analysis to determine whether the enterprise's variable interest or interests give it a controlling financial interest in a VIE. This standard also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE and eliminates the quantitative approach previously required for determining the primary beneficiary of a VIE. This standard was effective for fiscal years beginning after November 15, 2009 and was adopted by the Company on April 1, 2010. The adoption of this standard did not have an impact on the Company's consolidated financial statements.

In October 2009, the FASB issued a new accounting standard related to revenue recognition for multiple-deliverable arrangements. This standard requires that arrangement consideration be allocated to all deliverables using a selling price or estimated selling price and eliminates the residual method of allocation. This standard also requires additional qualitative and quantitative disclosures. This standard was effective for fiscal years beginning on or after June 15, 2010 and can be applied prospectively for revenue arrangements entered into or materially modified, or retrospectively for all prior periods. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In July 2010, the FASB issued a new accounting standard related to disclosures about the credit quality of financing receivables and the allowance for credit losses. This standard requires a greater level of disaggregated information about the credit quality of financing receivables and allowance for credit losses. The disclosures as of the end of a reporting period were effective for interim and annual reporting periods which ended on or after December 15, 2010 and were adopted by the Company in the third quarter ended December 31, 2010. The disclosures about activity that occurs during a reporting period were effective for interim and annual reporting periods beginning on or after December 15, 2010 and were adopted by the Company in the fourth quarter ended March 31, 2011. The adoption of this standard did not have an impact on the Company's consolidated results of operations or financial position. In April 2011, the FASB issued amendments to the above standard to clarify the definition of troubled debt restructurings, following an announcement made in January 2011, which had deferred the effective date for its disclosure. The amendments are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. The Company is currently calculating the impact of adoption of this standard on the consolidated financial statements.

In May 2011, the FASB issued a new accounting standard to expand existing disclosure requirements for fair value measurements and change the wording largely in order to eliminate difference between U.S. GAAP and International Financial Reporting Standards. This standard is effective during interim and annual periods beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued a new accounting standard related to the presentation of Comprehensive Income. This standard requires entities to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements and to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.